Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial assets and liabilities
Schedule of derivative financial instruments

	2022	2021
Assets
Financial derivatives
Swap Geekie (a)	—	861
	—	861
Current	—	301
Non-current	—	560

	2022	2021
Liabilities
Financial derivative
Swap Geekie (a)	8,193	—
Put option (b)	105,654	223,561
	113,847	223,561
Current	3,693	—
Non-current	110,154	223,561
(a)	On November 11, 2021, the Company’s subsidiary, Geekie, entered into swap contracts to protect a foreign currency loan, with maturities between February 2022 to October 2024, which the asset end receives, on average, dollar plus 2.45% per annum and in the liability position pays, on average, CDI plus 1.7% per annum. During the year ended December 31, 2022, the Company recognized a net financial expense of R$ 11,528 as fair value adjustment in the statement of income or loss. See Note 15 for further information on the loan.
(b)	Dragoneer and General Atlantic have a put option to convert their investment in the Company’s senior notes into Class A shares of the Company. The fair value of the put option is calculated using the Black & Scholes method as of December 31, 2022 and 2021.